FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 9, 2008 TO THE
                 CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS
                     OF FIFTH THIRD PRIME MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE CLASS A, CLASS B, AND CLASS C SHARES PROSPECTUS OF THE FIFTH THIRD FUNDS LISTED ABOVE, DATED NOVEMBER 28, 2008, AS AMENDED:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Prime Money Market Fund (the "Fund") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Fund will consider whether to continue to participate.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


ABCSUPP1208

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 9, 2008 TO THE
                         INSTITUTIONAL SHARES PROSPECTUS
                     OF FIFTH THIRD PRIME MONEY MARKET FUND
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS OF THE FIFTH THIRD FUNDS LISTED ABOVE, DATED NOVEMBER 28, 2008, AS AMENDED:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Prime Money Market Fund (the "Fund") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of the Fund falls below $0.995 and the Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Fund's continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Fund will consider whether to continue to participate.

You can contact the Fund at 1-800-282-5706 for more information regarding the Fund's participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


SBINSTSUPP1208

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 9, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                           PREFERRED SHARES PROSPECTUS
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE PREFERRED SHARES PROSPECTUS DATED NOVEMBER 28, 2008, AS AMENDED:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFPRSUPP1208

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 9, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                            SELECT SHARES PROSPECTUS
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE SELECT SHARES PROSPECTUS DATED NOVEMBER 28, 2008, AS AMENDED:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFSESUPP1208

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 9, 2008 TO THE
                                EQUITY INDEX FUND
                        INSTITUTIONAL MONEY MARKET FUNDS
                             TRUST SHARES PROSPECTUS
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE TRUST SHARES PROSPECTUS DATED NOVEMBER 28, 2008, AS AMENDED:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMEIFTRSUPP1208

                                FIFTH THIRD FUNDS

                    SUPPLEMENT DATED DECEMBER 9, 2008 TO THE
                        INSTITUTIONAL MONEY MARKET FUNDS
                         INSTITUTIONAL SHARES PROSPECTUS
                             DATED NOVEMBER 28, 2008

EFFECTIVE IMMEDIATELY, THIS SUPPLEMENT PROVIDES THE FOLLOWING AMENDED AND SUPPLEMENTAL INFORMATION AND SUPERSEDES ANY INFORMATION TO THE CONTRARY IN THE INSTITUTIONAL SHARES PROSPECTUS DATED NOVEMBER 28, 2008, AS AMENDED:

On December 5, 2008, the Board of Trustees of the Fifth Third Funds authorized the Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund, and Fifth Third U.S. Treasury Money Market Fund (each, a "Fund" and, collectively, the "Funds") to apply for continued participation in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds (the "Program"). Subject to certain conditions and limitations, in the event that the per share value of a Fund falls below $0.995 and a Fund liquidates its holdings, the Program will provide coverage to shareholders in the Fund for up to $1.00 per share for the lesser of either the number of shares the investor held in the Fund at the close of business on September 19, 2008 or the number of shares the investor held the date the per share value fell below $0.995. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be covered by the Program. In addition, if an investor closes his or her account with a Fund or broker-dealer, any future investment in the Fund will not be guaranteed. SHARES ACQUIRED BY INVESTORS AFTER SEPTEMBER 19, 2008 GENERALLY ARE NOT ELIGIBLE FOR PROTECTION UNDER THE PROGRAM.

The Program is funded from assets in the Exchange Stabilization Fund (the "ESF"). Payments to investors under the Program will depend on the availability of assets in the ESF. The U.S. Department of the Treasury and the Secretary of the Treasury have the authority to use assets from the ESF for purposes other than those of the Program.

The Funds' continued participation in the Program (i.e., for the period from December 19, 2008 through April 30, 2009) requires a non-refundable Program extension payment to the U.S. Department of the Treasury in the amount of 0.015% multiplied by the number of outstanding shares of the Fund as of September 19, 2008. This expense will be borne by the Funds without regard to any expense limitation currently in effect for the Funds and is in addition to the total annual Fund operating expenses reflected in the Fund's "Shareholder Fees and Fund Expenses" table in the Prospectus. The Secretary of the Treasury may continue to extend the Program beyond April 30, 2009 through the close of business on September 18, 2009. If the Program is extended again, the Funds will consider whether to continue to participate.

You can contact the Funds at 1-800-282-5706 for more information regarding the Funds' participation in the Program.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE


IMMISUPP1208